Prepaids and Other, Net - Components of prepaids and other (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaids
Insurance	$ 145	$ 1,014	$ 1,847
Mining claims and permitting fees	378	891	417
License fees	202	186	259
Equipment mobilization			423
Other	29	56	252
Deposits	219	195	1,105
Total	1,182	2,342	4,303
Other assets
Equipment not in use			12,238
Royalty - advance payment	600	600	360
Prepaid supplies inventory			885
Total	$ 600	$ 600	$ 13,483